Significant Accounting Policies - Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries (Parenthetical) (Details) - VIEs - CNY (¥)
¥ in Millions
12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Cash paid for technical service fees.	¥ 1,647.0	¥ 1,540.0	¥ 4,140.0
Consideration for transfer of equity shares		586.0
Cash received for provision of goods and services	¥ 168.0	¥ 13.0	¥ 2.5